Fair Value Measurements (Narrative) (Details) (USD $)	3 Months Ended					12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 19, 2014	Aug. 06, 2014	Dec. 09, 2014	Jun. 30, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net asset value required to be maintained by money market funds (Per Unit)	1.00					1.00
Restricted Cash Transferred From Unrestricted Cash		$ 70,000,000					$ 70,000,000
Asset impairment charges	22,500,000	27,300,000	800,000	2,800,000	1,100,000	22,542,000	32,011,000	72,551,000
Sumavel DosePro
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contractual obligation	4,700,000					4,700,000			4,100,000
DAVA Pharmaceuticals, Inc
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contractual obligation	5,100,000					5,100,000				5,100,000
Natesto
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contractual obligation	31,000,000					31,000,000					31,000,000
Minimum | Sumavel DosePro
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contractual obligation												0
Maximum | Sumavel DosePro
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contractual obligation												20,000,000.0
Maximum | DAVA Pharmaceuticals, Inc
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contractual obligation										25,000,000.0
Maximum | Natesto
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contractual obligation											165,000,000.0
Qualitest
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contractual obligation	5,200,000	4,700,000				5,200,000	4,700,000
Qualitest | Prime Rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Inputs, Discount Rate, Basis Spread On Variable Rate						3.00%
Qualitest | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	0					0
Qualitest | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	7,500,000					7,500,000
5.75% Senior Notes due 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Proceeds from issuance of notes							700,000,000
Restricted cash and cash equivalents
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale Securities, Amortized Cost Basis	124,368,000	770,000,000				124,368,000	770,000,000
Paladin Labs Inc.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Equity Method Investments	31,400,000					31,400,000
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans receivable from joint venture	16,300,000					16,300,000
Fair value, measurements, nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset impairment charges						22,542,000	32,011,000
Fair value, measurements, nonrecurring | AMS and HealthTronics
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset impairment charges							$ 648,200,000